OLD MUTUAL ADVISOR FUNDS II

Supplement Dated October 22, 2007

This Supplement updates certain information contained in the currently effective Class A and Class C Shares Prospectus of Old Mutual Advisor Funds II (the “Trust”), dated June 4, 2007, as supplemented. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Old Mutual TS&W Small Cap Value Fund Reopening

Effective January 1, 2008 the Old Mutual TS&W Small Cap Value Fund will reopen to new investors and the following will replace in its entirety the text under the “More About the Funds – Investment Strategies and Risks – TS&W’s Investment Strategies – Old Mutual TS&W Small Cap Value Fund” section on page 127 of the Prospectus:

TS&W’s Investment Strategies – Old Mutual TS&W Small Cap Value Fund

TS&W’s small-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation model.  Parts one and two of the model attempt to assess a company’s discount to private market value relative to other small-cap stocks.  The third factor considers the relative earnings prospects of the company.  The fourth factor involves looking at the company’s recent price action.

TS&W’s small-cap value process utilizes analysts to explore numerous factors that might affect the outlook for a company.  They evaluate publicly available information including sell-side research, company filings, and trade periodicals.  The analysts speak with company management to hear their perspectives and outlook on the pertinent business issues.  They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

Established positions in the process are ranked daily for expected return and are reviewed periodically in the same manner to re-examine their fundamental and valuation characteristics, with the research meeting again serving as a forum for the discussion of an existing stock’s place in the portfolio.

Approximately one-third of the Fund’s holdings will consist of investments derived from TS&W’s four-factor valuation model and fundamental research. The balance of the Fund’s portfolio will be constructed using TS&W’s quantitative optimization procedure. This quantitative optimization procedure utilizes TS&W’s four factor screened small-cap universe to construct an expanded Fund portfolio of securities with risk and return characteristics similar to the portfolio identified by TS&W’s four-factor valuation model and fundamental research.

Class A Sales Charge Schedule Changes

Effective November 19, 2007, the following replaces the Average Annual Total Returns as of December 31, 2006 table contained on page 119 of the Prospectus:

Average Annual Total Returns as of December 31, 2006

			Since
	Past	Past	Inception
	1 Year	5 Years	(7/31/03)
Class A

Returns Before Taxes	0.95%	N/A	1.65%

After Taxes on Distributions	(0.23)%	N/A	0.64%

After Taxes on Distributions and
Sale of Fund Shares*	0.60%	N/A	0.83%

Class C

Returns Before Taxes	2.52%	N/A	2.06%

Merrill Lynch 1-3 Year U.S. Treasuries Index

(Reflects No Deduction for
Fees, Expenses or Taxes)	3.96%	N/A	2.24%

*

When the return After Taxes on Distributions and Sale of Fund Shares is greater than the return After Taxes on Distributions, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Class A returns reflect a 3.00% maximum front-end sales charge effective November 19, 2007.

Effective November 19, 2007, the following replaces the second line of the Fees and Expenses Table contained on page 120 of the Prospectus:

Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	3.00%	None

Effective November 19, 2007, the following replaces the first table under the heading “Your Cost” contained on page 121 of the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A	$394	$1,012	$1,655	$3,377
Class C	$248	$935	$1,742	$3,848

Effective November 19, 2007, the following replaces the first table under the heading “Class A Shares” contained on page 122 of the Prospectus:

	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees, Expenses & Sales Load	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.95%	0.93%	$10,093	$394
2	10.25%	3.00%	2.95%	$10,295	$306
3	15.76%	3.00%	5.01%	$10,501	$312
4	21.55%	3.00%	7.11%	$10,711	$318
5	27.63%	3.00%	9.25%	$10,925	$325
6	34.01%	3.00%	11.43%	$11,143	$331
7	40.71%	3.00%	13.66%	$11,366	$338
8	47.75%	3.00%	15.94%	$11,594	$344
9	55.13%	3.00%	18.25%	$11,825	$351
10	62.89%	3.00%	20.62%	$12,062	$358
Total Gain After Fees and Expenses				$2,062
Total Annual Fees & Expenses					$3,377

Effective November 19, 2007, the following replaces information contained on page 147 of the Prospectus in its entirety:

Sales Charges

Class A Shares

A sales charge may be imposed on the purchase of Class A shares of a Fund (initial sales charge). Class A shares are divided into three categories: Equity Funds, Intermediate/Long Term Fixed Income Funds and Short Term Fixed Income Funds. Each category has a different schedule of initial sales charges. You may be eligible to pay a reduced initial sales charge or none at all, as described below. The term Public Offering Price used below includes a Fund’s NAV plus any applicable initial sales charge.

Equity Funds. Class A shares of the following Funds (the “Equity Funds”) are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million: Old Mutual Analytic U.S. Long/Short, Old Mutual Barrow Hanley Value, Old Mutual Columbus Circle Technology and Communications, Old Mutual Emerging Growth, Old Mutual Focused, Old Mutual Growth, Old Mutual Heitman REIT, Old Mutual Large Cap, Old Mutual Large Cap Growth, Old Mutual Large Cap Growth Concentrated, Old Mutual Mid-Cap,

Old Mutual Select Growth, Old Mutual Small Cap, Old Mutual Strategic Small Company and Old Mutual TS&W Small Cap Value Funds.

	Investor’s Initial Sales Charge

Amount of Investment in a	As a Percentage of the Public	As a Percentage of the Net Amount
Single Transaction	Offering Price	Invested

Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0%	0%

Intermediate/Long Term Fixed Income Funds. Class A shares of the Old Mutual Dwight Intermediate Fixed Income Fund is currently sold with an initial sales charge ranging from 4.75% to 2.00% of the offering price on purchases of up to $1 million.

	Investor's Initial Sales Charge

Amount of Investment in a	As a Percentage of the Public	As a Percentage of the Net Amount
Single Transaction	Offering Price	Invested

Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0%	0%

Short Term Fixed Income Funds. Class A shares of the Old Mutual Dwight Short Term Fixed Income Fund is currently sold with an initial sales charge ranging from 3.00% to 1.75% of the offering price on purchases of up to $1 million.

	Investor's Initial Sales Charge

Amount of Investment in a	As a Percentage of the Public	As a Percentage of the Net Amount
Single Transaction	Offering Price	Invested

Less than $50,000	3.00%	3.09%
$50,000 but less than $100,000	2.75%	2.83%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $500,000	2.00%	2.04%
$500,000 but less than $1,000,000	1.75%	1.78%
$1,000,000 and over	0%	0%

Certain investors may be eligible to purchase Class A shares at NAV and not pay an initial sales charge. Other investors may be eligible for a reduced initial sales charge on purchases of Class A shares. Below are the various ways that investors may qualify for a reduction or elimination of initial sales charges on purchases of Class A shares. The SAI contains more detail on how to qualify for certain of these reductions or eliminations of initial sales charges.

Redemption/Exchange Fee

The following replaces the text under the heading “Redemption/Exchange Fee” beginning on page 145 of the Prospectus in its entirety:

All Funds (except the Old Mutual Cash Reserves Fund) impose a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares, including redemption by exchange, of the Funds within 10 calendar days of their purchase. The Funds will impose a redemption/exchange fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first. The Fund will retain the redemption/exchange fee for the benefit of the non-redeeming shareholders. Due to operational requirements, certain financial intermediaries’ methods for tracking and calculating the fee may differ in some respects from the Funds’ methods for tracking and calculating the fee. The redemption/exchange fee is not applicable to shares of the Old Mutual Cash Reserves Fund.

The Funds charge the redemption/exchange fee to discourage market-timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of the Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses the Fund incurs because of the redemption or exchange.

The Funds will not charge the 2.00% redemption/exchange fee on transactions involving the following:

•

total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that do not have the systematic capability to process the fee;

•

total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Funds to waive or not to impose the fee;

•	total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Funds or a financial intermediary;
•	redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from a Fund;

•	certain broker wrap fee and other fee-based programs;
•	redemptions initiated by a Fund, as permitted in the prospectus; or
•

redemptions by the Old Mutual Asset Allocation Portfolios (each of which is a ‘‘fund of funds’’ that primarily invests in Old Mutual Funds) or by other asset allocation or target date funds advised by Old Mutual Capital.

There is no guarantee that the Trust will be successful in its efforts to enforce its redemption/exchange fee.

Certain financial intermediaries such as broker/dealers, banks, insurance companies and retirement plan administrators may impose frequent trading restrictions that differ from the Funds’ frequent trading restrictions, if such frequent trading restrictions are deemed by the Advisor or its agents to sufficiently protect Fund shareholders. Please contact your broker/dealer, bank, insurance company or retirement plan administrator to determine what frequent trading restrictions may apply to your account.

Custodial Arrangement

The following replaces the sixth bullet point under the heading “General Policies” on page 153 of the prospectus in its entirety:

•

SEI Private Trust Company, the custodian for IRAs and Coverdell Education Savings Accounts, currently charges a $10 annual custodial fee to IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. State Street Bank and Trust Company will replace SEI Private Trust Company as custodian for new accounts on October 16, 2007 and for existing accounts on December 3, 2007 and will charge the same fees.  Custodial fees are automatically deducted from your account if not received by the announced due date, usually in mid-December.

________________________________________________________________

Distributor: Old Mutual Investment Partners

R-07-185 10/2007

OLD MUTUAL ADVISOR FUNDS II

Supplement Dated October 22, 2007

This Supplement updates certain information contained in the currently effective Class Z, Advisor Class, Institutional Class and Class R Shares Prospectus of Old Mutual Advisor Funds II (the “Trust”), dated June 4, 2007, as supplemented. You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Old Mutual TS&W Small Cap Value Fund Reopening

Effective January 1, 2008 the Old Mutual TS&W Small Cap Value Fund will be open to new investors and the following will replace in its entirety the text under the “More About the Funds – Investment Strategies and Risks – TS&W’s Investment Strategies – Old Mutual TS&W Small Cap Value Fund” section on page 145 of the Prospectus:

TS&W’s Investment Strategies – Old Mutual TS&W Small Cap Value Fund

TS&W’s small-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation model.  Parts one and two of the model attempt to assess a company’s discount to private market value relative to other small-cap stocks.  The third factor considers the relative earnings prospects of the company.  The fourth factor involves looking at the company’s recent price action.

TS&W’s small-cap value process utilizes analysts to explore numerous factors that might affect the outlook for a company.  They evaluate publicly available information including sell-side research, company filings, and trade periodicals.  The analysts speak with company management to hear their perspectives and outlook on the pertinent business issues.  They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

Established positions in the process are ranked daily for expected return and are reviewed periodically in the same manner to re-examine their fundamental and valuation characteristics, with the research meeting again serving as a forum for the discussion of an existing stock’s place in the portfolio.

Approximately one-third of the Fund’s holdings will consist of investments derived from TS&W’s four-factor valuation model and fundamental research. The balance of the Fund’s portfolio will be constructed using TS&W’s quantitative optimization procedure. This quantitative optimization procedure utilizes TS&W’s four factor screened small-cap universe to construct an expanded Fund portfolio of securities with risk and return characteristics similar to the portfolio identified by TS&W’s four-factor valuation model and fundamental research.

Redemption/Exchange Fee

The following replaces the text under the heading “Redemption/Exchange Fee” beginning on page 164 of the Prospectus in its entirety:

All Funds (except the Old Mutual Cash Reserves Fund) impose a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares, including redemption by exchange, of the Funds within 10 calendar days of their purchase. The Funds will impose a redemption/exchange fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first. The Fund will retain the redemption/exchange fee for the benefit of the non-redeeming shareholders. Due to operational requirements, certain financial intermediaries’ methods for tracking and calculating the fee may differ in some respects from the Funds’ methods for tracking and calculating the fee. The redemption/exchange fee is not applicable to shares of the Old Mutual Cash Reserves Fund.

The Funds charge the redemption/exchange fee to discourage market-timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of the Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses the Fund incurs because of the redemption or exchange.

The Funds will not charge the 2.00% redemption/exchange fee on transactions involving the following:

•

total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that do not have the systematic capability to process the fee;

•

total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Funds to waive or not to impose the fee;

•	total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Funds or a financial intermediary;
•	redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from a Fund;
•	certain broker wrap fee and other fee-based programs;
•	redemptions initiated by a Fund, as permitted in the prospectus; or
•

redemptions by the Old Mutual Asset Allocation Portfolios (each of which is a ‘‘fund of funds’’ that primarily invests in Old Mutual Funds) or by other asset allocation or target date funds advised by Old Mutual Capital.

There is no guarantee that the Trust will be successful in its efforts to enforce its redemption/exchange fee.

Certain financial intermediaries such as broker/dealers, banks, insurance companies and retirement plan administrators may impose frequent trading restrictions that differ from the Funds’ frequent trading restrictions, if such frequent trading restrictions are deemed by the Advisor or its agents to sufficiently protect Fund shareholders. Please contact your broker/dealer, bank, insurance company or retirement plan administrator to determine what frequent trading restrictions may apply to your account.

Custodian Arrangement

The following replaces the sixth bullet point under the heading “General Policies” beginning on page 168 of the prospectus in its entirety:

•

SEI Private Trust Company, the custodian for IRAs and Coverdell Education Savings Accounts, currently charges a $10 annual custodial fee to IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. State Street Bank and Trust Company will replace SEI Private Trust Company as custodian for new accounts on October 16, 2007 and for existing accounts on December 3, 2007 and will charge the same fees.  Custodial fees are automatically deducted from your account if not received by the announced due date, usually in mid-December.

________________________________________________________________

Distributor: Old Mutual Investment Partners

R-07-188 10/2007

OLD MUTUAL ADVISOR FUNDS II

Old Mutual TS&W Mid-Cap Value Fund

Supplement Dated October 22, 2007

This Supplement updates certain information contained in the currently effective Class A, Class C, and Institutional Class shares Prospectus of Old Mutual Advisor Funds II (the “Trust”) dated June 4, 2007, as supplemented You should retain your Prospectus and current supplements for future reference. You may obtain an additional copy of a Prospectus and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Redemption/Exchange Fee

The following replaces the text under the heading “Redemption/Exchange Fee” beginning on page 14 of the Prospectus in its entirety:

The Fund imposes a 2.00% redemption/exchange fee on total redemption proceeds before applicable deferred sales charges of any shareholder redeeming shares, including redemption by exchange, of the Fund within 10 calendar days of their purchase. The Fund will impose a redemption/exchange fee to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, Old Mutual Capital assumes that shares held by the investor for the longest period of time will be sold first. The Fund will retain the redemption/exchange fee for the benefit of the non-redeeming shareholders. Due to operational requirements, certain financial intermediaries’ methods for tracking and calculating the fee may differ in some respects from the Fund’s methods for tracking and calculating the fee.

The Fund charges the redemption/exchange fee to discourage market-timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements, to help minimize the impact the redemption or exchange may have on the performance of the Fund, to facilitate Fund management, and to offset certain transaction costs and other expenses the Fund incurs because of the redemption or exchange.

The Fund will not charge the 2.00% redemption/exchange fee on transactions involving the following:

•

total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that do not have the systematic capability to process the fee;

•

total or partial redemptions of shares by omnibus accounts maintained by financial intermediaries such as broker-dealers and retirement plans and their service providers that have negotiated pre-existing legal covenants and agreements with the Funds to waive or not to impose the fee;

•	total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the Funds or a financial intermediary;
•	redemptions of shares from employer-sponsored retirement plans, such as 401(k) plans, which are made in connection with the withdrawal of an entire plan from the Fund;
•	certain broker wrap fee and other fee-based programs;

•	redemptions initiated by the Fund, as permitted in the prospectus; or
•

redemptions by the Old Mutual Asset Allocation Portfolios (each of which is a ‘‘fund of funds’’ that primarily invests in Old Mutual Funds) or by other asset allocation or target date funds advised by Old Mutual Capital.

There is no guarantee that the Trust will be successful in its efforts to enforce its redemption/exchange fee.

Certain financial intermediaries such as broker/dealers, banks, insurance companies and retirement plan administrators may impose frequent trading restrictions that differ from the Funds’ frequent trading restrictions, if such frequent trading restrictions are deemed by the Advisor or its agents to sufficiently protect Fund shareholders. Please contact your broker/dealer, bank, insurance company or retirement plan administrator to determine what frequent trading restrictions may apply to your account.

Class A Sales Charge Schedule Changes

Effective November, 19, 2007, the following replaces the table contained on page 16 on the Prospectus in its entirety:

	Investor’s Initial Sales Charge

Amount of Investment in a	As a Percentage of the Public	As a Percentage of the Net Amount
Single Transaction	Offering Price	Invested

Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	0%	0%

Custodian Arrangement

The following replaces the sixth bullet point under the heading “General Policies” on page 23 of the prospectus in its entirety:

•

SEI Private Trust Company, the custodian for IRAs and Coverdell Education Savings Accounts, currently charges a $10 annual custodial fee to IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. State Street Bank and Trust Company will replace SEI Private Trust Company as custodian for new accounts on October 16, 2007 and for existing accounts on December 3, 2007 and will charge the same fees.  Custodial fees are automatically deducted from your account if not received by the announced due date, usually in mid-December.

________________________________________________________________

Distributor: Old Mutual Investment Partners

R-07-187 10/2007

OLD MUTUAL ADVISOR FUNDS II

Supplement Dated October 22, 2007

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z, Advisor Class, Institutional Class and Class R Shares Statement of Additional Information (the “SAI”) of Old Mutual Advisor Funds II (the “Trust”) dated June 4, 2007, as supplemented. You should retain your SAI and current supplements for future reference. You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com

Old Mutual TS&W Small Cap Value Fund Reopening

Effective January 1, 2008, the following sentence is deleted in its entirety from the first paragraph under the “Purchase and Redemptions of Shares – General Investment Policies – Exchange Privileges” section on page 97 of the SAI:

Please note that exchanges into the Old Mutual TS&W Small Cap Value Fund may be made only by investors who are current shareholders of that Fund, as it is currently closed to new investors.

Class A Sales Charge and Dealer Commission Changes

Effective November 19, 2007, the following replaces information under the heading “Initial Sales Charges – Class A Shares” beginning on page 85 of the SAI in its entirety:

The initial sales charge is used to compensate the Distributor and selected dealers for their expenses incurred in connection with the distribution of the Funds’ shares. Each Fund (except the Old Mutual Cash Reserves Fund) is grouped into one of the following three categories to determine the applicable initial sales charge for its Class A shares:

EQUITY FUNDS. Class A shares of the Equity Funds are currently sold with an initial sales charge ranging from 5.75% to 2.00% of the offering price on purchases of up to $1 million.

	Investor's Initial Sales Charge – Equity Funds
Amount of Investment in Single Transaction	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	Dealer Commission as a Percentage of the Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 and over	0%	0%	0%

INTERMEDIATE/LONG TERM FIXED INCOME FUNDS. Class A shares of the Dwight Intermediate Fixed Income Fund is currently sold with an initial sales charge ranging from 4.75% to 2.00% of the offering price on purchases of up to $1 million.

	Investor's Initial Sales Charge – Intermediate/Long Term Fixed Income Funds
Amount of Investment in Single Transaction	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	Dealer Commission as a Percentage of the Offering Price
Less than $50,000	4.75%	4.99%	4.25%
$50,000 but less than $100,000	4.25%	4.44%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 and over	0%	0%	0%

SHORT TERM FIXED INCOME FUNDS. Class A shares of the Dwight Short Term Fixed Income Fund is currently sold with an initial sales charge ranging from 3.00% to 1.75% of the offering price on purchases of up to $1 million.

	Investor's Initial Sales Charge – Short Term Fixed Income Funds
Amount of Investment in Single Transaction	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	Dealer Commission as a Percentage of the Offering Price
Less than $50,000	3.00%	3.09%	2.50%
$50,000 but less than $100,000	2.75%	2.83%	2.25%
$100,000 but less than $250,000	2.25%	2.30%	2.00%
$250,000 but less than $500,000	2.00%	2.04%	1.75%
$500,000 but less than $1,000,000	1.75%	1.78%	1.5%
$1,000,000 and over	0%	0%	0%

The Old Mutual Cash Reserves Fund is not subject to an initial sales charge.

________________________________________________________________

Distributor: Old Mutual Investment Partners

R-07-186 10/2007

OLD MUTUAL ADVISOR FUNDS II

Supplement Dated October 22, 2007

This Supplement updates certain information contained in the currently effective Old Mutual Cash Reserves Fund Class A, Class C, Class R and Institutional Class Shares Statement of Additional Information (the “SAI”) of Old Mutual Advisor Funds II dated June 4, 2007, as supplemented. You should retain your SAI and current supplements for future reference. You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com

Effective January 1, 2008, the following sentence is deleted in its entirety from the first paragraph under the “Purchase and Redemptions of Shares – General Investment Policies – Exchange Privileges” section on page 52 of the SAI:

Please note that exchanges into the Old Mutual TS&W Small Cap Value Fund may be made only by investors who are current shareholders of that Fund, as it is currently closed to new investors.

__________________________________________

Distributor: Old Mutual Investment Partners

R-07-184 10/2007